Trading assets and liabilities	12 Months Ended
Dec. 31, 2011
Trading assets and liabilities
4.	Trading assets and liabilities

The fair value of trading assets and liabilities is as follows:

	December 31,
(In thousands of US$)	2011	2010

Trading assets:
Sovereign bonds	20,415	45,058
Corporate bonds	-	5,354
Cross-currency interest rate swaps	21	-
Total	20,436	50,412

Trading liabilities:
Interest rate swaps	748	3,031
Cross-currency interest rate swaps	4,836	907
Total	5,584	3,938

Sovereign and corporate bonds outstanding as of December 31, 2011, 2010 and 2009, have generated losses of $0.7 million during 2011, and gains of $0.1 million and $3.3 million during 2010 and 2009, respectively, which have been recorded in earnings.

As of December 31, 2011 and 2010, bonds with a carrying value of $19.0 million and $34.2 million, respectively, secured repurchase agreements accounted for as secured borrowings and derivative financial instruments transactions.

During 2011, 2010 and 2009, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31,
(In thousands of US$)	2011	2010	2009

Forward repurchase agreements	-	-	2,570
Interest rate swaps	(299)	(2,091)	(551)
Cross-currency interest rate swaps	(4,858)	(1,662)	(638)
Credit default swap	-	13	110
Forward foreign exchange	93	-	-
Future contracts	(29)	-	-
Total	(5,093)	(3,740)	1,491

These losses are reported in the Net gain (loss) from trading securities and Net gain (loss) from the investment fund trading lines in the consolidated statements of income.

In addition to the trading derivative financial instruments, the Bank has hedging derivative financial instruments that are disclosed in Note 20.

As of December 31, 2011 and 2010, trading derivative liabilities include interest rate swap and cross-currency interest rate swap contracts that were previously designated as fair value hedges of securities available-for-sale and foreign-currency loans, respectively, that no longer qualify for hedge accounting.

As of December 31, 2011 and 2010, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2011			2010
(In thousands of US$)	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability

Interest rate swaps	17,000	-	748	46,800	-	3,031
Cross-currency interest rate swaps	85,163	21	4,836	8,179	-	907
Future contracts	139	-	-	-	-	-

Total	102,302	21	5,584	54,979	-	3,938